Reserve for Losses and Loss Adjustment Expenses (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Reserve for Losses and Loss Adjustment Expenses
Schedule of reconciliation of the beginning and ending reserve balances for losses and LAE on a net of reinsurance basis to the gross amounts

	Three Months Ended September 30,		Nine Months Ended September 30,
	2019	2018	2019	2018
	(in thousands)		(in thousands)
Reserve for losses and loss adjustment expenses net of reinsurance recoverables at beginning of period	$1,428	$3,159	$4,165	$4,432
Add: Incurred losses and loss adjustment expenses, net of reinsurance, related to:
Current year	2,647	5,258	3,660	8,445
Prior years	(208)	116	(262)	(1,402)
Total incurred	2,439	5,374	3,398	7,043
Deduct: Loss and loss adjustment expense payments, net of reinsurance, related to:
Current year	641	392	1,044	1,656
Prior years	312	459	3,605	2,137
Total payments	953	851	4,649	3,793
Reserve for losses and loss adjustment expense net of reinsurance recoverables at end of period	2,914	7,682	2,914	7,682
Add: Reinsurance recoverables on unpaid losses and loss adjustment expenses at end of period	14,052	10,950	14,052	10,950
Reserve for losses and loss adjustment expenses gross of reinsurance recoverables on unpaid losses and loss adjustment expenses at end of period	$16,966	$18,632	$16,966	$18,632

	December 31,
	2018	2017	2016
	(in thousands)
Reserve for losses and loss adjustment expenses net of reinsurance recoverables at beginning of period	$4,432	$3,336	$1,562
Add: Incurred losses and loss adjustment expenses, net of reinsurance, related to:
Current year	8,165	12,257	7,472
Prior year	(1,891)	(132)	(180)
Total incurred	6,274	12,125	7,292
Deduct: Loss and loss adjustment expense payments, net of reinsurance, related to:
Current year	4,409	8,986	4,824
Prior year	2,132	2,043	694
Total payments	6,541	11,029	5,518
Reserve for losses and loss adjustment expense net of reinsurance recoverables at end of period	4,165	4,432	3,336
Add: Reinsurance recoverables on unpaid losses and loss adjustment expenses at end of period	11,896	13,352	1,442
Reserve for losses and loss adjustment expenses gross of reinsurance recoverables on unpaid losses and loss adjustment expenses at end of period	$16,061	$17,784	$4,778